FEDERATED INSTITUTIONAL TRUST
 Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 2, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE: Federated Institutional Trust (the “Registrant”)
Federated Intermediate Government/Corporate Fund (“Fund”)
Institutional Shares
Institutional Service Shares

1933 Act File No. 33-54445
1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated October 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 39 on October 29, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-3810.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary